Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss before taxation	$ (212,753)	$ (60,484)
Add: Adjustment for gain on negative goodwill		(23,713)
Intangible assets written off	31,246
Operating loss before changes in working capital	(181,507)	(84,197)
Changes in operating assets and liabilities:
Account receivable		534
Other receivables	(656,349)	18,626
Amount due from related company	(6,747)
Other payables and accrued liabilities	60,176	14,341
Cash used in operations	(784,427)	(50,696)
Tax paid	(743)
Net cash used in operating activities	(785,170)	(50,696)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(25,244)	(6,002)
Gain on negative goodwill		23,713
Net cash (used in)/generated from investing activities	(25,244)	17,711
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of redeemable preference shares	243,719
Issuance of shares		634,630
Net cash flow generated from financing activities	243,719	634,630
Effect of exchange rate changes on cash and cash equivalent	(12,266)	271
Net changes in cash and cash equivalents	(578,961)	601,916
Cash and cash equivalents, beginning of year	610,947	9,031
CASH AND CASH EQUIVALENTS, END OF YEAR	31,986	610,947
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	743
Interest paid